Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
		Quoted Prices in		Significant Unobservable Inputs (Level 3)
		Active Markets	Significant Other
	December 31,	for Identical Assets	Observable Inputs
Description	2024	(Level 1)	(Level 2)
	U.S. Dollars
Assets
Marketable securities (current assets)	30,813	1,016	29,797	-
Marketable securities (non-current assets)	87,115	6,911	80,204	-
Total Assets	117,928	7,927	110,001	-

		Quoted Prices in		Significant Unobservable Inputs (Level 3)
		Active Markets	Significant Other
	December 31,	for Identical Assets	Observable Inputs
Description	2023	(Level 1)	(Level 2)
	U.S. Dollars
Assets
Marketable securities (current assets)	18,816	6,988	11,828	-
Marketable securities (non-current assets)	73,576	6,981	66,595	-
Total Assets	92,392	13,969	78,423	-